RENTAL PROPERTIES - Narrative (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($) shares home	Dec. 31, 2021 USD ($) shares home	Dec. 31, 2022 USD ($) shares home	Dec. 31, 2021 USD ($) shares home
Disclosure of detailed information about investments [line items]
Number of homes valued using Broker Price Opinion | home	0	3,395	4,166	3,674
Fair value adjustments | $	$ 56,414	$ 261,676	$ 858,987	$ 990,575	[1]
Home Price Index Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 2.0% increase in risk variable, impact on investment property | $			155,924	99,015
Reasonably possible 2.0% decrease in risk variable, impact on investment property | $			$ 155,924	$ 99,015
Adjusted Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets | shares	0.123	198	0.123	198
Quarterly Adjusted Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets | shares	0.007	0.052	0.007	0.052
Home Price Index, Measurement Input
Disclosure of detailed information about investments [line items]
Significant unobservable input, assets | shares	0.174	214	0.174	214

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.